Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation (Table)

	Restricted Stock Units
	Number of Units
	Number	Weighted Average Fair Value on Grant Date	Actual Fair Value on Vesting Date
Unvested as at January 1, 2021	928,908	$3.79	n/a
Granted in March 2021	61,625	11.72	n/a
Granted in July 2021	17,720	16.93	n/a
Granted in October 2021	1,605,000	10.51	n/a
Vested in year ended December 31, 2021	(1,063,428)	n/a	16.59
Unvested as at December 31, 2021	1,549,825	$10.51	n/a
Vested in six months ended June 30, 2022	(110,080)	n/a	22.52
Cancelled in May 2022	(13,716)	n/a	n/a
Unvested as at June 30, 2022	1,426,029	$10.51	n/a